RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Mr. Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Mr. Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center	A company under the control of Mr. Tianquan Vincent Mo and two other independent directors

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	326	12	—
—Jiangong Dai	264	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	198	633	—
—Jiangong Dai	235	324	—
Short-term loan to:
—Hengshui	7,323	—	—
Repayment of short-term loan by:
—Hengshui	637	6,693	—
Interest on loan to:
—Hengshui	85	305	—
Commitment deposit paid to:
—Hengshui	—	7,342	—
—Dong Fang Xi Mei	—	2,197	—
Repayment of commitment deposit by:
—Hengshui	—	7,505	—
—Dong Fang Xi Mei	—	2,224	—
Marketing services provided to:
—Dong Fang Xi Mei	—	375	—
Advance received from:
—Hengshui	—	88	—
Training service fee paid to:
—Wall Street Global Training Center	—	—	455

c)	The Group had the following related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	US$	US$

Amount due from related parties:
—Wall Street Global Training Center	—	1,595